                                                  UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                             WASHINGTON, D.C. 20549

                                                    FORM N-PX

                                      ANNUAL REPORT OF PROXY VOTING RECORD
                                                       OF
                                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:          811-2687

  NAME OF REGISTRANT:                          VANGUARD MUNICIPAL BOND FUNDS

  ADDRESS OF REGISTRANT:                       PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:       HEIDI STAM
                                               PO BOX 876
                                               VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (610) 669-1000
  DATE OF FISCAL YEAR END:                     OCTOBER 31

  DATE OF REPORTING PERIOD:                    JULY 1, 2005 - JUNE 30, 2006

  FUND:          VANGUARD LONG-TERM TAX-EXEMPT FUND
                 The fund held no securities entitled to vote at a meeting of shareholders during the reporting period.

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                                              SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD MUNICIPAL BOND FUNDS

  By:     /s/John J. Brennan
             (Heidi Stam)
             John J. Brennan*
             Chairman _Chief Executive Officer
  Date:      August 31, 2006

       *  By Power of Attorney.  Filed on December 20, 2004, see File Number 002-
           Incorporated by Reference.